Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Information [Abstract]
Consolidated Balance Sheet

Condensed Consolidated Balance Sheet

December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$297	$903,630	$128,442	$—	$1,032,369
Mortgage loans	—	—	165,000	—	—	165,000

Gross investment in real estate assets	—	297	1,068,630	128,442	—	1,197,369
Accumulated depreciation and amortization	—	—	(65,767)	(10,327)	—	(76,094)

Net investment in real estate assets	—	297	1,002,863	118,115	—	1,121,275
Cash & cash equivalents	—	96,822	—	1,586	—	98,408
Interest and rent receivable	—	157	20,727	5,292	—	26,176
Straight-line rent receivable	—	—	21,180	7,732	—	28,912
Other loans	—	178	—	50,807	—	50,985
Net intercompany receivable (payable)	21,944	774,771	(767,395)	(29,320)	—	—
Investment in subsidiaries	899,949	390,232	42,970	—	(1,333,151)	—
Other assets	—	10,289	1,215	11,554	—	23,058

Total Assets	$921,893	$1,272,746	$321,560	$165,766	$(1,333,151)	$1,348,814

Liabilities and Equity
Liabilities Debt, net	$—	$361,537	$—	$8,433	$—	$369,970
Accounts payable and accrued expenses	22,317	10,824	2,430	403	—	35,974
Deferred revenue	—	436	17,826	4,875	—	23,137
Lease deposits and other obligations to tenants	—	—	18,539	1,618	—	20,157

Total liabilities	22,317	372,797	38,795	15,329	—	449,238
Total Medical Properties Trust Inc. stockholder's equity	899,462	899,835	282,765	150,437	(1,333,037)	899,462

Non-controlling interests	114	114	—	—	(114)	114

Total equity	899,576	899,949	282,765	150,437	(1,333,151)	899,576

Total Liabilities and Equity	$921,893	$1,272,746	$321,560	$165,766	$(1,333,151)	$1,348,814

Condensed Consolidated Balance Sheet

December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$2	$760,711	$215,558	$—	$976,271
Mortgage loans	—	—	160,000	40,164	—	200,164

Gross investment in real estate assets	—	2	920,711	255,722	—	1,176,435
Accumulated depreciation and amortization	—	—	(45,918)	(7,180)	—	(53,098)

Net investment in real estate assets	—	2	874,793	248,542	—	1,123,337
Cash & cash equivalents	—	14,813	—	494	—	15,307
Interest and rent receivable	—	185	15,512	4,148	—	19,845
Straight-line rent receivable	—	—	20,859	6,680	—	27,539
Other loans	—	178	1,000	109,664	—	110,842
Net intercompany receivable (payable)	15,740	872,702	(718,409)	(170,033)	—	—
Investment in subsidiaries	671,872	313,877	44,908	—	(1,030,657)	—
Other assets	—	6,986	1,315	4,727	—	13,028

Total Assets	$687,612	$1,208,743	$239,978	$204,222	$(1,030,657)	$1,309,898

Liabilities and Equity
Liabilities
Debt, net	$—	$526,800	$—	$49,878	$—	$576,678
Accounts payable and accrued expenses	16,037	9,596	3,044	570	—	29,247
Deferred revenue	—	475	9,623	5,252	—	15,350
Lease deposits and other obligations to tenants	—	—	14,880	2,168	—	17,048

Total liabilities	16,037	536,871	27,547	57,868	—	638,323
Total Medical Properties Trust Inc. stockholder's equity	671,445	671,742	212,431	146,354	(1,030,527)	671,445

Non-controlling interests	130	130	—	—	(130)	130

Total equity	671,575	671,872	212,431	146,354	(1,030,657)	671,575

Total Liabilities and Equity	$687,612	$1,208,743	$239,978	$204,222	$(1,030,657)	$1,309,898

Consolidated Statements Of Income

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$79,388	$14,427	$(1,030)	$92,785
Straight-line rent	—	—	186	1,888	—	2,074
Interest and fee income	—	6,964	16,772	10,766	(7,514)	26,988

Total revenues	—	6,964	96,346	27,081	(8,544)	121,847
Expenses
Real estate depreciation and amortization	—	—	21,339	3,147	—	24,486
Impairment charge	—	—	—	12,000	—	12,000
Property-related	—	(4)	4,376	1,065	(1,030)	4,407
General and administrative	75	27,867	—	593	—	28,535

Total operating expenses	75	27,863	25,715	16,805	(1,030)	69,428

Operating income	(75)	(20,899)	70,631	10,276	(7,514)	52,419
Other income (expense)
Interest income and other	—	(13)	1,493	38	—	1,518
Debt refinancing costs	—	(6,716)	—	—	—	(6,716)
Interest expense	—	(33,623)	26	(7,910)	7,514	(33,993)

Net other expense	—	(40,352)	1,519	(7,872)	7,514	(39,191)

Income (loss) from continuing operations	(75)	(61,251)	72,150	2,404	—	13,228
Income (loss) from discontinued operations	—	—	122	9,662	—	9,784

Equity in earnings of consolidated subsidiaries net of income taxes	23,087	84,338	4,273	—	(111,698)	—

Net income	23,012	23,087	76,545	12,066	(111,698)	23,012
Net income attributable to non-controlling interests	(99)	(99)	—	—	99	(99)

Net income attributable to MPT common stockholders	$22,913	$22,988	$76,545	$12,066	$(111,599)	$22,913

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$69,327	$12,538	$—	$81,865
Straight-line rent	—	—	6,244	1,977	—	8,221
Interest and fee income	—	10,010	14,400	14,732	(10,419)	28,723

Total revenues	—	10,010	89,971	29,247	(10,419)	118,809
Expenses
Real estate depreciation and amortization	—	—	19,571	3,057	—	22,628
Impairment charge	—	—	—	—	—	—
Property-related	—	(20)	3,780	42	—	3,802
General and administrative	63	20,631	—	402	—	21,096

Total operating expenses	63	20,611	23,351	3,501	—	47,526

Operating income	(63)	(10,601)	66,620	25,746	(10,419)	71,283
Other income (expense)
Interest income and other	—	51	—	(8)	—	43
Debt refinancing costs	—	—	—	—	—	—
Interest expense	—	(36,761)	(4)	(11,310)	10,419	(37,656)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net other income (expense)	—	(36,710)	(4)	(11,318)	10,419	(37,613)

Income (loss) from continuing operations	(63)	(47,311)	66,616	14,428	—	33,670
Income (loss) from discontinued operations	—	—	(1,254)	3,951	—	2,697

Equity in earnings of consolidated subsidiaries net of income taxes	36,430	83,741	3,918	—	(124,089)	—

Net income	36,367	36,430	69,280	18,379	(124,089)	36,367
Net income attributable to non-controlling interests	(37)	(37)	—	—	37	(37)

Net income attributable to MPT common stockholders	$36,330	$36,393	$69,280	$18,379	$(124,052)	$36,330

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2008

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$63,399	$10,747	$—	$74,146
Straight-line rent	—	(543)	2,323	1,962	—	3,742
Interest and fee income	—	8,627	15,879	12,387	(7,711)	29,182

Total revenues	—	8,084	81,601	25,096	(7,711)	107,070
Expenses
Real estate depreciation and amortization	—	—	19,741	2,644	—	22,385
Impairment charge	—	—	—	—	—	—
Property-related	—	69	4,183	(10)	—	4,242
General and administrative	—	19,357	8	150	—	19,515

Total operating expenses	—	19,426	23,932	2,784	—	46,142

Operating income	—	(11,342)	57,669	22,312	(7,711)	60,928
Other income (expense)
Interest income and other	—	85	2	(1)	—	86
Debt refinancing costs	—	—	—	—	—	—
Interest expense	—	(40,671)	(167)	(9,297)	7,711	(42,424)

Net other expense	—	(40,586)	(165)	(9,298)	7,711	(42,338)

Income (loss) from continuing operations	—	(51,928)	57,504	13,014	—	18,590
Income (loss) from discontinued operations	—	—	(437)	14,580	—	14,143

Equity in earnings of consolidated subsidiaries net of income taxes	32,733	84,661	2,861	—	(120,255)	—

Net income	32,733	32,733	59,928	27,594	(120,255)	32,733
Net income attributable to non-controlling interests	(33)	(33)	—	—	33	(33)

Net income attributable to MPT common stockholders	$32,700	$32,700	$59,928	$27,594	$(120,222)	$32,700

Condensed Consolidated Statements Of Cash Flows

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$(29)	$(54,909)	$95,203	$20,372	$—	$60,637
Investing Activities
Real estate acquired	—	—	(137,808)	—	—	(137,808)
Principal received on loans receivable	—	—	—	90,486	—	90,486
Proceeds from sales of real estate	—	—	2,669	95,000	—	97,669
Investments in and advances to subsidiaries	(211,181)	99,564	48,986	(148,579)	211,210	—
Investments in loans receivable and other investments	—	—	(5,000)	(6,637)	—	(11,637)
Construction in progress and other	—	(108)	(8,267)	(7,554)	—	(15,929)

Net cash provided by (used in) investing activities	(211,181)	99,456	(99,420)	22,716	211,210	22,781
Financing Activities
Revolving credit facilities, net	—	(96,000)	—	(41,200)	—	(137,200)
Proceeds from term debt, net of discount	—	148,500	—	—	—	148,500
Payments of term debt	—	(216,520)	—	(245)	—	(216,765)
Distributions paid	(76,856)	(77,087)	—	—	76,856	(77,087)
Proceeds from sale of common shares/units, net of offering costs	288,066	288,066	—	—	(288,066)	288,066
Lease deposits and other obligations to tenants	—	—	4,217	(550)	—	3,667
Debt issuance costs paid and other financing activities	—	(9,498)	—	—	—	(9,498)

Net cash provided by (used in) financing activities	211,210	37,461	4,217	(41,995)	(211,210)	(317)

Increase in cash and cash equivalents for period	—	82,008	—	1,093	—	83,101
Cash and cash equivalents at beginning of period	—	14,814	—	493	—	15,307

Cash and cash equivalents at end of period	$—	$96,822	$—	$1,586	$—	$98,408

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$(268)	$(35,554)	$76,583	$21,990	$—	$62,751

Investing Activities
Real estate acquired	—	—	(421)	—	—	(421)
Principal received on loans receivable	—	—	—	4,305	—	4,305
Proceeds from sales of real estate	—	—	—	15,000	—	15,000
Investments in and advances to subsidiaries	(6,699)	89,642	(60,656)	(28,871)	6,584	—
Investments in loans receivable and other investments	—	—	(15,000)	(8,243)	—	(23,243)
Construction in progress and other	—	—	(3,067)	(4,710)	—	(7,777)

Net cash provided by (used in) investing activities	(6,699)	89,642	(79,144)	(22,519)	6,584	(12,136)

Financing Activities
Revolving credit facilities, net	—	(55,000)	—	(800)	—	(55,800)
Proceeds from term debt, net of discount	—	—	—	—	—	—
Payments of term debt	—	(960)	—	(272)		(1,232)
Distributions paid	(61,419)	(61,649)	—	—	61,419	(61,649)
Proceeds from sale of common shares/units, net of offering costs	68,003	68,003	—	—	(68,003)	68,003
Lease deposits and other obligations to tenants	—	—	2,561	829	—	3,390
Debt issuance costs paid and other financing activities	378	(149)	—	3	—	232

Net cash provided by (used in) financing activities	6,962	(49,755)	2,561	(240)	(6,584)	(47,056)

Increase in cash and cash equivalents for period	(5)	4,333	—	(769)	—	3,559
Cash and cash equivalents at beginning of period	5	10,481	—	1,262	—	11,748

Cash and cash equivalents at end of period	$—	$14,814	$—	$493	$—	$15,307

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2008

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$363	$(28,412)	$72,841	$25,125	$—	$69,917

Investing Activities
Real estate acquired	—	—	(354,392)	(76,318)	—	(430,710)
Principal received on loans receivable	—	—	45,000	26,941	—	71,941
Proceeds from sales of real estate	—	—	—	89,959	—	89,959
Investments in and advances to subsidiaries	(63,549)	(251,773)	282,544	(30,765)	63,543	—
Investments in loans receivable and other investments	—	—	(45,000)	(50,567)	—	(95,567)
Construction in progress and other	—	(605)	(3,179)	(502)	—	(4,286)

Net cash provided by (used in) investing activities	(63,549)	(252,378)	(75,027)	(41,252)	63,543	(368,663)

Financing Activities
Revolving credit facilities, net	—	31,014	—	7,000	—	38,014
Proceeds from term debt, net of discount	—	110,093	—	8,908	—	119,001
Payments of term debt	—	(810)	—	(50)	—	(860)
Distributions paid	(64,788)	(65,098)	—	—	64,788	(65,098)
Proceeds from sale of common shares/units, net of offering costs	128,331	128,331	—	—	(128,331)	128,331
Lease deposits and other obligations to tenants	—	—	2,186	777	—	2,963
Debt issuance costs paid and other financing activities	(378)	(5,674)	—	(20)	—	(6,072)

Net cash provided by financing activities	63,165	197,856	2,186	16,615	(63,543)	216,279

Increase in cash and cash equivalents for period	(21)	(82,934)	—	488	—	(82,467)
Cash and cash equivalents at beginning of period	26	93,415	—	774	—	94,215

Cash and cash equivalents at end of period	$5	$10,481	$—	$1,262	$—	$11,748